The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

December 7, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 033-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s International Equity Fund dated November 18, 2016, filed pursuant to Rule 497 on November 18, 2016 (accession number 0001193125-16-771920).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esquire
Assistant Secretary

Enclosures